Financial Instruments and Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments All Other Investments [Abstract]
Fair Value of Derivative Instruments

The fair value of derivative instruments was as follows:

Liability Derivatives		December 31, 2012 Fair Value	December 31, 2011 Fair Value
Not Designated as Hedging Instruments
Interest rate swaps	Other non-current liabilities	$—	$12

		$—	$12

Fair Value Measurements by Level

The following table summarizes fair value measurements by level at December 31, 2011 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other non-current liabilities	$—	$12	$—	$12

Summary of Carrying Amount of Company's Indebtedness Compared to Estimate Fair Value

The following table summarizes the carrying amount of the Company’s indebtedness compared to the estimated fair value, primarily determined by quoted market values, for the periods presented (in millions):

	September 30, 2013		December 31, 2012
	Carrying Amount	Estimated Fair Value(a)	Carrying Amount	Estimated Fair Value(a)
Credit Facilities
Revolving Credit Facility—USD—$200 million	$—	$—	$—	$—
Term loan Credit Facility—USD—$350 million	345	348	347	352
Term loan Credit Facility—EUR—€ 120 million	160	161	157	158
Second-Priority Senior Secured 9.75% Notes	400	454	400	440
Senior PIK Toggle Notes 9.125% Notes	—	—	248	246

(a)	The fair value of the Company’s indebtedness is categorized as Level II.

The following table summarizes the carrying amount of the Company’s indebtedness compared to the estimated fair value, primarily determined by quoted market values, at:

	Successor December 31, 2012			Predecessor December 31, 2011
	Carrying Amount	Estimated Fair Value(a)	Carrying Amount	Estimated Fair Value(a)
Senior Secured Credit Facilities
Revolving Credit Facility—USD—$200 million	$—	$—	$—	$—
Term loan Credit Facility—USD—$350 million	347	352	—	—
Term loan Credit Facility—EUR—€120 million	157	158	—	—
Second-Priority Senior Secured 9.75% Notes	400	440	—	—
Senior PIK Toggle Notes 9.125% Notes	248	246	—	—
Related party debt—subordinated capitalization bonds	—	—	373	424
Term facility	—	—	729	749

(a)	The fair value of the Company’s indebtedness is categorized as Level II.